Note 14 - Income Tax (Details Textual) - CAD ($) $ in Thousands	Nov. 30, 2024	Nov. 30, 2023
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 17,556	$ 10,192
Canada [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	50,587
United States [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	14,986
United States [member] | Subject to expiration [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	1,256
United States [member] | Carried forward indefinitely [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 13,730